Property, plant and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment

		December 31,
(Millions of dollars)	Useful Lives (Years)	2012	2011	2010
Land	—	$723	$753	$682
Buildings and land improvements	20-45	6,214	5,857	5,174
Machinery, equipment and other	3-10	16,073	14,435	13,414
Equipment leased to others	1-10	4,658	4,285	4,444
Construction-in-process	—	2,264	1,996	1,192

Total property, plant and equipment, at cost		29,932	27,326	24,906
Less: Accumulated depreciation		(13,471)	(12,931)	(12,367)
Property, plant and equipment–net		$16,461	$14,395	$12,539

We had commitments for the purchase or construction of capital assets of approximately $569 million at December 31, 2012.

Assets recorded under capital leases: [1]
	December 31,
(Millions of dollars)	2012	2011	2010
Gross capital leases [2]	$134	$131	$251
Less: Accumulated depreciation	(58)	(75)	(134)
Net capital leases	$76	$56	$117

[1]	Included in Property, plant and equipment table above.

[2]	Consists primarily of machinery and equipment.

At December 31, 2012, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$15	$10	$7	$18	$4	$34

Equipment leased to others (primarily by Cat Financial):
	December 31,
(Millions of dollars)	2012	2011	2010
Equipment leased to others–at original cost	$4,658	$4,285	$4,444
Less: Accumulated depreciation	(1,383)	(1,406)	(1,533)
Equipment leased to others–net	$3,275	$2,879	$2,911

At December 31, 2012, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$798	$551	$337	$187	$74	$35